Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Risk Management Text Block [Abstract]
Schedule of high, low and average levels
VaR	2022 USDMM	2021 USDMM
Consolidated
High	6.23	3.43
Low	2.73	1.11
Average	4.41	1.96

Fixed-income investments
High	5.78	2.86
Low	2.75	1.12
Average	4.20	1.86

Variable-income investments
High	-	0.29
Low	-	-
Average	-	0.19

Foreign currency investments
High	4.82	2.33
Low	0.17	0.09
Average	1.14	0.77

Schedule of market risk
	2022		2021
	Effect on financial income	Effect on capital	Effect on financial income	Effect on capital

Financial management portfolio – local currency (MCh$)
Loss limit	33,550	95,710	32,865	84,864
High	23,982	57,176	31,233	80,097
Low	15,459	39,957	13,694	41,653
Average	21,366	49,580	24,018	62,916
Financial management portfolio – foreign currency (Th$US)
Loss limit	38,231	43,329	36,619	34,991
High	9,713	33,388	8,545	32,205
Low	255	20,371	698	1,055
Average	3,173	26,310	3,733	17,615
Financial management portfolio – consolidated (in MCh$)
Loss limit	33,550	95,710	32,865	84,864
High	28,699	76,738	25,709	78,259
Low	16,515	66,098	12,854	56,857
Average	23,438	71,003	21,041	69,577

Schedule of quality assets and its related provision
	As of december 31,
	2022	2021
	MCh$	MCh$
Market risk – trading protfolio
Exposure to rate risk	441,688	377,006
Exposure to currency risk	1,535	8,089
Interest rate option risk	-	-
Currency option risk	1,145	1,429
Total exposure of trading portfolio	444,368	386,524
10% of RWA	555,460	3,577,035
Subtotal	999,828	3,963,559
Limit = Regulatory capital	6,759,047	5,114,609
Available margin	5,759,219	1,151,050

Market risk – short-term financial management portfolio
Short Term Exposure to Interest Rate Risk	193,895	217,045
Exposure to Infaltion Risk	112,523	178,033
Short-term exposure of financial management portfolio	306,418	395,078
Limit = 35% net (net income from interest and readjustments + interest rates sensitive commissions)	530,199	529,542
Available margin	223,781	134,464

Market risk – long-term financial management portfolio
Long Term Exposure to Interest Rate Risk	1,194,181	1,221,762
Limit = 35% Regulatory capital	2,365,666	1,790,113
Available margin	1,171,485	568,351

Schedule of exposures of financial assets and liabilities impacted by IBOR reform
As of December 31, 2022
Loans and advances	Deposits	Debt instruments	Financial derivative contracts (Assets)	Financial derivative contracts (Liabilities)
MCh$	MCh$	MCh$	MCh$	MCh$
515,277	-	36,730	1,818,517	1,712,642

As of December 31, 2021
Loans and advances	Deposits	Debt instruments	Financial derivative contracts (Assets)	Financial derivative contracts (Liabilities)
MCh$	MCh$	MCh$	MCh$	MCh$
609,243	-	38,819	1,672,422	1,623,725

Solvency indicators and regulatory compliance indicators according to Basel III
December 31, 2022
	Corporate loans
Commercial	Stage 1	Stage 2	Stage 3	Total Individual	Percentage	Stage 1	Stage 2	Stage 3	Total ECL Allowance	Percentage
Portfolio	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
A1	40,121	-	-	40,121	0.10%	1	-	-	1	0.00%
A2	835,187	-	-	835,187	2.16%	472	-	-	472	0.04%
A3	2,362,324	36	-	2,362,360	6.10%	3,476	8	-	3,484	0.30%
A4	2,780,646	8	-	2,780,654	7.18%	5,761	-	-	5,761	0.50%
A5	2,811,300	13,132	792	2,825,224	7.29%	10,243	360	60	10,663	0.92%
A6	2,089,194	51,671	819	2,141,684	5.53%	18,766	2,226	98	21,090	1.83%
B1	-	736,674	2,627	739,301	1.91%	-	28,346	473	28,819	2.50%
B2	-	190,204	1,389	191,593	0.50%	-	12,895	195	13,090	1.14%
B3	-	71,873	3,129	75,002	0.20%	-	5,674	980	6,654	0.58%
B4	-	73,231	31,587	104,818	0.27%	-	6,210	8,420	14,630	1.27%
C1	-	34,141	164,778	198,919	0.51%	-	3,258	56,354	59,612	5.17%
C2	-	9,426	104,526	113,952	0.30%	-	502	26,992	27,494	2.38%
C3	-	1,518	93,311	94,829	0.24%	-	162	27,563	27,725	2.40%
C4	-	5,490	114,090	119,580	0.31%	-	693	49,572	50,265	4.36%
C5	-	3,414	81,321	84,735	0.22%	-	463	49,095	49,558	4.30%
C6	-	1,777	84,999	86,776	0.22%	-	297	65,960	66,257	5.74%
Subtotal	10,918,772	1,192,595	683,368	12,794,735	33.04%	38,719	61,094	285,762	385,575	33.43%

	Other commercial
	Stage 1	Stage 2	Stage 3	Total Group	Percentage	Stage 1	Stage 2	Stage 3	Total ECL Allowance	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
Commercial	4,258,677	229,571	434,597	4,922,845	12.71%	44,535	30,262	201,195	275,992	23.93%
Mortgage	14,672,080	367,467	689,462	15,729,009	40.61%	19,388	10,462	132,906	162,756	14.11%
Consumer	4,826,096	217,866	238,850	5,282,812	13.64%	94,203	73,973	160,768	328,944	28.52%
Subtotal	23,756,853	814,904	1,362,909	25,934,666	66.96%	158,126	114,697	494,869	767,692	66.57%
Total	34,675,625	2,007,499	2,046,277	38,729,401	100,00%	196,845	175,791	780,631	1,153,267	100.00%

December 31, 2021
	Corporate loans
Commercial	Stage 1	Stage 2	Stage 3	Total Individual	Percentage	Stage 1	Stage 2	Stage 3	Total ECL Allowance	Percentage
Portfolio	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
A1	41,025	-	-	41,025	0.11%	-	-	-	-	0.00%
A2	751,943	9	-	751,952	2.06%	1,351	-	-	1,333	0.13%
A3	2,510,562	6,168	68	2,605,894	7.13%	4,478	80	23	4,733	0.45%
A4	2,728,117	9,009	-	2,753,735	7.54%	7,374	144	-	7,477	0.71%
A5	2,599,685	41,052	-	2,535,032	6.94%	12,310	2,335	-	14,214	1.35%
A6	1,746,362	169,482	841	1,916,685	5.25%	24,539	13,580	332	38,789	3.69%
B1	-	754,993	112	755,105	2.07%	-	45,287	37	45,324	4.31%
B2	-	238,705	-	238,705	0.65%	-	21,300	-	21,300	2.03%
B3	-	80,130	3	80,133	0.22%	-	8,117	1	8,118	0.77%
B4	-	55,213	33,316	88,529	0.24%	-	4,967	9,293	14,260	1.36%
C1	-	30,929	146,315	177,244	0.49%	-	3,539	43,150	46,689	4.44%
C2	-	9,033	93,013	102,046	0.28%	-	737	24,306	25,043	2.38%
C3	-	9,603	40,879	50,482	0.14%	-	702	12,411	13,113	1.25%
C4	-	1,243	64,771	66,014	0.18%	-	133	27,009	27,142	2.58%
C5	-	3,411	98,979	102,390	0.28%	-	230	57,446	57,676	5.49%
C6	-	2,388	72,940	75,328	0.21%	-	183	48,508	48,691	4.63%
Subtotal	10,377,694	1,411,368	551,237	12,340,299	33.78%	50,052	101,334	222,516	373,902	35.56%

	Other commercial
	Stage 1	Stage 2	Stage 3	Total Group	Percentage	Stage 1	Stage 2	Stage 3	Total ECL Allowance	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
Commercial	4,716,168	233,158	364,016	5,313,342	14.55%	38.597	14.655	176.211	229.463	21,82%
Mortgage	12,966,599	367,838	541,737	13,876,174	37.99%	25.385	12.728	105.545	143.658	13,66%
Consumer	4,603,595	178,513	217,139	4,999,247	13.69%	125.939	38.197	140.275	304.411	28,95%
Subtotal	22,286,362	779,509	1,122,892	24,188,763	66.22%	189.921	65.580	422.031	677.532	64,44%
Total	32,664,056	2,190,877	1,674,129	36,529,062	100.00%	239.973	166.914	644.547	1.051.434	100,00%

Schedule of residual maturity over measured that have not expired
Other commercial				Corporate loans
Mortgages	Other loans	Revolving (Credit cards)	SME	SME	Middle market	Corporate and Investment Banking
28.41%	36.05%	11.28%	36.05%	19.60%	13.26%	Santander Group criteria

Other commercial				Corporate loans
Mortgages	Other loans	Revolving (Credit cards)	SME	SME	Middle market	Corporate and Investment Banking
Irregular portfolio > 30 days	Irregular portfolio > 30 days	Irregular portfolio > 30 days	Irregular portfolio > 30 days	Irregular portfolio > 30 days	Irregular portfolio > 30 days	Irregular portfolio > 30 days
Restructured marked for monitoring	Restructured marked for monitoring	Restructured marked for monitoring	Restructured marked for monitoring	Restructured marked for monitoring	Restructured marked for monitoring	Restructured marked for monitoring
				Clients considered to be substandard or in incompliance (pre-legal action)	Clients considered to be substandard or in incompliance (pre-legal action)	Clients considered to be substandard or in incompliance (pre-legal action)

Schedule of allowance and exposure at default (EAD) of the loans
	2022	2021
	MCh$	MCh$
Loans and account receivable	308,586	373,506
Allowance for ECL – discounted cash flow methodology	105,837	87,418

	2022	2021
	MCh$	MCh$
Loans and account receivable (commercial, mortgage and consumer loans)	38,420,815	36,155,556
Allowance for ECL – collective basis	1,074,430	964,016

Schedule of modified loans
	As of December 31, 2022				As of December 31, 2021
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Gross carrying amount	34,675,625	2,007,499	2,046,277	38,729,401	32,664,056	2,190,877	1,674,129	36,529,062
Modified loans	-	679,496	799,559	1,479,055	-	811,318	889,571	1,700,889
%	-	33.85%	39.07%	3.82%	-	37.03%	53.14%	4.66%

ECL allowance	196,845	175,791	780,631	1,153,267	239,973	166,914	644,547	1,051,434
Modified loans	-	60,584	325,650	386,234	-	58,651	357,183	415,744
%	-	34.46%	41.72%	33.49%	-	35.08%	55.42%	39.54%

Schedule of classification of relief measures
COVID-19 measures	As of December 31, 2021
MCh$
Fogape loans	1,331,940
Fogape Reactiva	876,698
Payment holiday	7,877,036
Payment holiday – current	104
Payment holiday - expired	7,876,932

Schedule of macro economical forward
	Average estimates 2022 - 2023
	Unfavorable scenario 2	Unfavorable scenario 1	Base scenario	Favorable scenario 1	Favorable scenario 2
Official interest rate	0.25%	1.3%	3.5%	5.7%	7.3%
Unemployment rate	11.4%	10.2%	8.7%	7.1%	6.0%
Housing Price growth	(0.3%)	1,5%	4.0%	6.5%	8.3%
GDP growth	(2.2%)	(0.2%)	2.4%	4.9%	6.9%
Consumer Price Index	13.5%	16.2%	19.7%	23.3%	25.9%

Schedule of probabilities
Local scenario		Global scenario
	Probability weighting		Probability weighting
Favorable scenario 2	10%	Favorable scenario 1	10%
Favorable scenario 1	15%	Base scenario	20%
Base scenario	50%	Unfavorable scenario 1	70%
Unfavorable scenario 1	15%
Unfavorable scenario 2	10%

Schedule of allowance sensibility
	As of December 31,
	2022	2021
	MCh$	MCh$
Reported ECL allowance	1,153,593	1,051,702
Gross carrying amount	38,872,033	36,628,705

Reported ECL Coverage	2.97%	2.87%

ECL amount by scenarios
Favorable scenarios 2	1,034,417	926,695
Favorable scenarios 1	1,061,899	994,883
Base scenarios	1,138,881	1,061,809
Unfavorable scenarios 2	1,227,979	1,144,741
Unfavorable scenarios 2	1,268,948	1,204,015

Coverage ratio by scenarios
Favorable scenarios 2	2.68%	2.55%
Favorable scenarios 1	2.75%	2.71%
Base scenarios	2.95%	3.05%
Unfavorable scenarios 2	3.19%	2.86%
Unfavorable scenarios 2	3.29%	3.15%

Schedule of risk concentration
	As of December 31,
	2022				2021
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans
Agriculture and livestock	487,463	103,160	64,524	655,147	490,225	159,158	54,863	704,247
Fruit cultivation	430,046	148,116	52,404	630,566	483,684	156,621	32,564	672,869
Forest	134,192	20,162	16,402	170,756	142,705	23,292	12,288	178,285
Fishing	261,651	13,479	9,268	284,398	244,555	22,209	4,519	271,283
Mining	241,704	11,590	7,160	260,454	202,599	6,683	6,067	215,348
Oil and natural gas	88,588	1	145	88,734	89,635	-	16	89,651
Manufacturing Industry:
Food, beverages and tobacco	316,574	45,972	14,896	377,442	326,347	22,769	14,990	364,107
Textile, leather and footwear	65,269	12,102	6,029	83,400	84,338	10,629	6,641	101,608
Wood and furniture	75,962	4,676	5,327	85,965	83,337	4,957	6,036	94,330
Cellulose, paper and printing	50,984	9,977	4,864	65,825	57,520	10,195	5,459	73,173
Chemicals and petroleum derivatives	147,113	5,631	1,185	153,929	142,581	5,804	790	149,175
Metallic, non-metallic, machinery, or other	323,717	15,678	23,511	362,906	471,646	15,420	15,055	502,121
Other manufacturing industries	201,044	15,245	20,210	236,499	221,399	21,643	15,491	258,533
Electricity, gas, and wáter	881,647	14,178	5,952	901,777	650,654	37,948	6,868	695,470
Home building	181,933	33,493	24,103	239,529	242,787	22,373	16,746	281,906
Non-residential construction	537,110	34,437	57,723	629,270	587,446	55,120	45,890	688,456
Wholesale trade	1,368,044	161,570	147,330	1,676,944	1,538,052	182,403	120,680	1,841,135
Retail trade, restaurants and hotels	1,366,605	86,124	89,924	1,542,653	1,182,087	124,861	87,689	1,394,637
Transport and storage	625,506	90,913	59,141	775,560	626,278	123,778	32,195	782,251
Telecommunications	334,065	16,522	7,446	358,033	294,247	21,488	6,392	322,127
Financial services	374,770	4,166	2,864	381,800	891,411	3,478	3,576	898,465
Real estate services	2,221,740	210,683	197,360	2,629,783	2,245,893	201,914	148,774	2,596,581
Social services and other community services	4,461,722	364,291	300,197	5,126,210	3,794,435	411,783	271,665	4,477,883
Subtotal	15,177,449	1,422,166	1,117,965	17,717,580	15,093,862	1,644,526	915,253	17,653,641
Mortgage loans	14,672,080	367,467	689,462	15,729,009	12,966,599	367,838	541,737	13,876,174
Consumer loans	4,826,096	217,866	238,850	5,282,812	4,603,595	178,513	217,139	4,999,247
Total	34,675,625	2,007,499	2,046,277	38,729,401	32,664,056	2,190,877	1,674,129	36,529,062

Schedule of financial assets and associated collateral
	As of December 31,
	2022				2021
	Maximum exposure to credit risk	Collateral	Net exposure	Associated ECL	Maximum exposure to credit risk	Collateral	Net exposure	Associated ECL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Interbank loans	32,991	-	32,991	1	428	-	428	-
Commercial loans	17,684,589	9,945,505	7,739,084	661,566	17,724,326	10,171,168	7,553,158	603,633
Mortgage loans	15,729,009	15,358,111	370,898	162,756	13,876,174	13,331,941	544,233	143,658
Consumer Loans	5,282,812	593,660	4,689,152	328,944	4,999,247	619,624	4,379,623	304,411
Contingemt loans exposure	3,048,383	476,327	2,572,056	44,997	2,580,613	427,271	2,153,342	52,205
Total	41,777,784	26,373,603	15,404,181	1,198,264	39,180,788	24,550,004	14,630,784	1,103,907

Schedule of main sources of financing with third parties
		As of December 31,
		2022	2021
		Amount of exposure	Amount of exposure
	Note	MCh$	MCh$
Deposits in banks	4	1,982,942	1,998,235
Cash items in process of collection	4	843,816	390,271
Financial assets for trading at FVTPL	5
Financial derivative contracts		11,672,960	9,494,471
Financial assets held for trading		154,046	73,347
Financial assets at FVOCI	6
Debt financial instruments		5,800,733	5,803,139
Other financial instruments		142,306	99,375
Financial derivative contracts for hedge accounting	7	477,762	629,136
Financial assets at amortised cost	8
Debt financial instruments		4,867,591	4,691,730
Interbank loans		32,990	428
Loans and account receivable at amortised cost /		37,543,144	35,577,003
Off-balance commitments:
Letters of credit issued		255,522	323,531
Foreign letters of credit confirmed		1,476,599	53,777
Performance guarantees		8,974,077	1,390,410
Available credit lines		924,173	8,986,535
Personal guarantees		1,617	579,051
Other irrevocable credit commitments		313,345	265,517
Total		75,463,623	70,355,956

Schedule of fair value of derivative instruments
Country	Classification	Derivative Instruments (adjusted to market)	Deposits	Loans	Financial investments	Total Exposure
		US$ millions
Hong Kong	2	-	9	12.00	-	21.00
Italy	2	-	1	-	-	1.00
Mexico	3	3	-	-	-	3.00
China	2	-	-	11.00	-	11.00
Total		3	10	23.00	-	36.00

Counterpart	Country	Classification	Derivative instruments (market adjusted)	Deposits MUSD	Loans MUSD	Financial Investments MUSD	Exposure MUSD
			US$ millions
Banco Santander Hong Kong	Hong Kong	2	-	9	-	-	9
Banco Santander Mexico	Mexico	3	3	-	-	-	3
Banco Santander EEUU	EEUU	1	88	250	-	-	338
Santander UK	UK	1	-	2	-	-	2
Banco Santander España	Spain	1	225	36	-	-	261

Schedule of security interests, collateral, or credit improvements
	As of December 31,
	2022	2021
	MCh$	MCh$
Non-impaired financial assets
Properties/mortgages	28,012,572	27,013,636
Investments and others	4,441,058	1,813,714
Impaired financial assets
Properties/ mortgages	2,009,968	1,715,628
Investments and others	274,296	69,083
Total	34,737,894	30,612,061

Schedule of exposure to liquidity risk
	As of December 31,
	2022	2021
	%	%
30-day	-	1
30-day foreign currency	-	2
90-day	-	2

Schedule of breakdown of bank's fixed income by levels
	As of December 31,
ALAC	2022	2021
	MCh$	MCh$
Level 1: cash and cash equivalent	1,453,265	1,106,152
Level 2: fixed income	5,424,452	1,223,824
Level 2: fixed income	8,066	9,792
Total	6,885,783	2,339,768

Schedule of liquidity coverage ratio
	As of December 31,
Liquidity Coverage Ratio	2022	2021
	%	%
LCR	175	149

Schedule of net stable funding ratio
	As of December 31,
Net Stable Funding Ratio	2022	2021
	%	%
NSFR	116	111

Schedule of breakdown by maturity
	As of December 31, 2022
	Individual			Consolidated
	Up to 7 days	Up to 15 days	Up to 30 days	Up to 7 days	Up to 15 days	Up to 30 days
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Cash flow receivable (assets) and income	9,123,887	1,805,516	3,552,792	9,269,188	1,804,580	3,514,336
Cash flow payable (liabilities) and expenses	9,295,580	1,855,664	2,702,150	9,320,125	1,855,664	2,707,135
Mismatch	(171,693)	(50,148)	850,642	(50,937)	(51,084)	807,201

Mismatch affected by limits			628,801			705,180
Limits:
1 time capital			4,128,808			4,238,372
Margin available			4,757,609			4,943,552
% used			15%			17%

	As of December 31, 2021
	Individual			Consolidated
	Up to 7 days	Up to 15 days	Up to 30 days	Up to 7 days	Up to 15 days	Up to 30 days
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Cash flow receivable (assets) and income	8,075,378	2,192,356	2,098,212	8,239,806	2,156,255	2,052,735
Cash flow payable (liabilities) and expenses	10,499,423	1,558,043	1,717,827	10,655,776	1,557,680	1,714,384
Mismatch	(2,424,045)	634,313	380,385	(2,415,970)	598,575	338,351

Mismatch affected by limits			(1,409,346)			(1,479,044)
Limits:
1 time capital			3,359,436			3,359,436
Margin available			1,950,090			1,880,392
% used			42%			44%

Schedule of main sources of financing with third parties
	As of December 31,
Main sources of financing	2022	2021
	MCh$	MCh$
Deposits and other demand obligations	14,086,226	17,900,938
Time deposits	12,978,790	10,131,055
Bank obligations	8,864,765	8,826,583
Debt instruments issued and regulatory capital	9,490,009	8,989,528
Total	45,419,790	45,848,104

Schedule of net losses from operational risks
	As of December 31,
	2022	2021
	MCh$	MCh$
Expenses for the gross loss period due to operational risk events
Internal fraud	91	51
External fraud	8,513	5,469
Labor Practices and Business Safety	8,095	4,089
Clients, products and business practices	789	256
Damage to physical assets	221	236
Business interruption and system failures	981	177
Process execution, delivery and management	3,624	11,185
Subtotal	22,314	21,463

Recoveries of expenses in the period due to operational risk events
Internal fraud	-	568
External fraud	2,194	3,975
Labor Practices and Business Safety	1,391	874
Clients, products and business practices	673	243
Damage to physical assets	-	8
Business interruption and system failures	2	33
Process execution, delivery and management	809	2,934
Subtotal	5,069	8,635

Net loss from operational risk events	17,245	12,828

Schedule of total assets, risk-weighted assets, and components of effective equity
	Total assets, risk-weighted assets and components of effective equity according to Basel III	Consolidated global	Consolidated global
		31-12-2022	31-12-2021
		MCh$	MCh$
1	Total assets according to the statement of financial position	68,164,604	63,971,270
2	Investment in subsidiaries that are not consolidated	-	-
3	Assets discounted from regulatory capital, other than item 2	12,270,810	10,014,280
4	Credit equivalents	2,890,350	2,795,989
5	Contingent credits	2,776,542	4,605,506
6	Assets generated by the intermediation of financial instruments	243,345	25,731
7	= (1-2-3+4+5-6) Total assets for regulatory purposes	61,317,340	61,332,754
8.a	Assets weighted for credit risk, estimated according to the standard methodology (RAW)	28,401,718	29,019,933
8.b	Assets weighted for credit risk, estimated according to internal methodologies (AWCR)	-	-
8	Market Risk Weighted Assets (MRWA)	5,554,604	5,599,484
10	Operational Risk Weighted Assets (OPWA)	4,070,594	3,316,895
11.a	= (8.a/8.b+9+10) Risk Weighted Assets (RWA)	38,026,916	37,936,312
11.b	= (8.a/8.b+9+10) Risk-weighted assets, after applying the output floor (RWA)	38,026,916	37,936,312
12	Shareholders equity	4,128,808	3,400,220
13	Non-controlling interest	109,563	94,360
14	Goodwill	-	-
15	Excess minority investment	-	-
16	= (12+13-14-15) Common Equity Equivalent Tier 1 Capital (CET1)	4,238,371	3,494,580
17	Additional deductions to common equity tier 1, other than item 2	25,455	-
18	= (16-17-2) Common Equity Tier 1 (CET1)	4,212,916	3,494,580
19	Voluntary (additional) provisions charged as additional capital tier 1 (AT1)	-	-
20	Subordinated bonds imputed as additional capital level 1 (AT1)	190,135	364,262
21	Preferred shares attributed to additional capital tier 1 (AT1)	-	-
22	Perpetual bonds attributed to additional capital level 1 (AT1)	590,247	592,468
23	Discounts applied to AT1	-	-
24	= (19+20+21+22-23) Additional Tier 1 Capital (AT1)	780,382	956,730
25	= (18+24) Equity Tier 1	4,993,298	4,451,310
26	Voluntary (additional) provisions allocated as Tier 2 (T2) capital	293,000	258,000
27	Subordinated bonds imputed as Tier 2 capital (T2)	1,472,749	1,067,521
28	= (26+27) Capital nivel 2 equivalente (T2)	1,765,749	1,325,521
29	Discounts applied to T2	-	-
30	= (28-29) Tier 2 Capital (T2)	1,765,749	1,325,521
31	= (25+30) Effective equity	6,759,047	5,776,831
32	Additional basic capital required for the constitution of the conservation buffer	444,662	294,249
33	Additional basic capital required to set up the countercyclical buffer	-	-
34	Additional core capital required for banks rated as systemic	142,601	-
35	Additional capital required for the evaluation of the adequacy of effective capital (Pillar 2)	-	-

Schedule of solvency indicators and regulatory compliance indicators according to Basel III
	Solvency indicators and regulatory compliance indicators according to Basel III	Consolidated global	Consolidated global
		31-12-2022	31-12-2021
		%	%
1	Leverage indicator (T1_I18/T1_I7)
1,a	Leverage indicator that the bank must meet, considering the minimum requirements	6.87%	5.70%
2	Basic capital indicator (T1_I18/T1_I11,b)
2,a	Basic capital indicator that the bank must meet, considering the minimum requirements	11.08%	9.21%
2,b	Capital buffer shortfall	-	-
3	Tier 1 capital indicator (T1_I25/T1_I11,b)
3,a	Tier 1 capital indicator that the bank must meet, considering the minimum requirements	13.13%	11.73%
4	Effective equity indicators (T1_I31/T1_I11,b)
4,a	Effective equity indicator that the bank must meet, considering the minimum requirements	8.00%	8.00%
4,b	Effective equity indicator that the bank must meet, considering the charge for article 35 bis, if applicable	9.50%	9.50%
4,c	Effective equity indicator that the bank must meet, considering the minimum requirements, conservation buffer and anti-cyclical buffer	10.50%	10.90%
5	Credit rating
	Regulatory compliance indicators for solvency
6	Voluntary (additional) provisions allocated to Tier 2 capital (T2) in relation to APRCs (T1_I26/ (T1_I8,a or I8,b)	1.03%	0.89%
7	Subordinated bonds allocated to Tier 2 (T2) capital in relation to Tier 2 capital	34.96%	30.55%
8	Additional Tier 1 capital (AT1) in relation to basic capital (T1_I24/T1_I18)	18.52%	27.38%
9	Voluntary provisions (additional) and subordinated bonds that are charged to additional capital level 1 (AT1) in relation to the RWAs (T1_I19+T1_I20 / T1_I11,b)	0.50%	0.96%